John Hancock
Investors Trust
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 1.8% (1.2% of Total investments)					$2,986,267
(Cost $2,852,931)
U.S. Government Agency 1.8%					2,986,267
Federal National Mortgage Association
30 Yr Pass Thru	4.000	12-01-40		1,015,881	1,115,446
30 Yr Pass Thru	4.000	09-01-41		825,943	903,502
30 Yr Pass Thru	4.000	10-01-41		459,552	504,428
30 Yr Pass Thru	4.000	01-01-42		252,696	277,451

30 Yr Pass Thru	6.500	01-01-39		155,572	185,440
Foreign government obligations 0.3% (0.2% of Total investments)					$560,325
(Cost $551,373)
Argentina 0.3%					560,325

Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41		1,500,000	560,325

Corporate bonds 134.6% (88.5% of Total investments)					$222,202,261
(Cost $209,567,485)
Communication services 26.8%					44,261,749
Diversified telecommunication services 4.3%
Connect Finco SARL (A)	6.750	10-01-26		1,110,000	1,166,888
Level 3 Financing, Inc. (A)	4.625	09-15-27		1,245,000	1,292,933
Radiate Holdco LLC (A)(B)	4.500	09-15-26		365,000	377,779
Radiate Holdco LLC (A)	6.500	09-15-28		555,000	576,745
Telecom Argentina SA (A)	8.000	07-18-26		350,000	336,004
Telecom Italia Capital SA	6.000	09-30-34		1,560,000	1,790,100
Total Play Telecomunicaciones SA de CV (A)(B)(C)	7.500	11-12-25		1,500,000	1,602,150
Entertainment 1.9%
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) (A)	12.000	06-15-26		1,090,000	972,825
Cinemark USA, Inc. (A)	5.250	07-15-28		760,000	714,400
Cinemark USA, Inc. (A)	8.750	05-01-25		450,000	480,330
Lions Gate Capital Holdings LLC (A)(B)(C)	5.500	04-15-29		955,000	977,634
Interactive media and services 1.0%
ANGI Group LLC (A)(B)	3.875	08-15-28		280,000	279,650
Cars.com, Inc. (A)(B)(C)	6.375	11-01-28		750,000	798,915
Match Group Holdings II LLC (A)	5.625	02-15-29		500,000	546,875
Media 10.8%
Altice Financing SA (A)	5.000	01-15-28		760,000	746,700
Altice Financing SA (A)	7.500	05-15-26		1,300,000	1,352,351
Altice France Holding SA (A)(B)(C)	6.000	02-15-28		710,000	700,238
Altice France Holding SA (A)	10.500	05-15-27		500,000	550,000
Cable One, Inc. (A)(B)(C)	4.000	11-15-30		456,000	458,280
CCO Holdings LLC (A)(B)(C)	5.000	02-01-28		630,000	660,555
CCO Holdings LLC (A)(B)(C)	5.125	05-01-27		645,000	674,831
Clear Channel Outdoor Holdings, Inc. (A)	7.500	06-01-29		640,000	664,358
Clear Channel Outdoor Holdings, Inc. (A)(B)(C)	7.750	04-15-28		474,000	494,297
Comcast Corp. (B)	3.300	04-01-27		820,000	907,838
CSC Holdings LLC (A)(B)(C)	5.500	04-15-27		1,175,000	1,229,285
Grupo Televisa SAB (B)(C)	4.625	01-30-26		725,000	809,774
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	1,203,669
iHeartCommunications, Inc. (B)(C)	8.375	05-01-27		1,200,000	1,276,488
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		1,050,000	1,120,340
MDC Partners, Inc. (A)	7.500	05-01-24		1,955,000	1,990,777
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
National CineMedia LLC	5.750	08-15-26		400,000	$332,616
Townsquare Media, Inc. (A)	6.875	02-01-26		470,000	501,138
ViacomCBS, Inc. (B)(C)	5.850	09-01-43		1,125,000	1,572,431
WMG Acquisition Corp. (A)(B)(C)	3.000	02-15-31		560,000	542,410
Wireless telecommunication services 8.8%
America Movil SAB de CV	6.450	12-05-22	MXN	10,370,000	521,400
SoftBank Group Corp.	5.125	09-19-27		1,000,000	1,029,321
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (D)	6.875	07-19-27		4,573,000	4,697,614
Sprint Corp. (B)	7.125	06-15-24		1,750,000	2,012,063
Sprint Corp. (B)	7.875	09-15-23		1,000,000	1,131,400
T-Mobile USA, Inc.	3.375	04-15-29		2,000,000	2,082,380
Turkcell Iletisim Hizmetleri AS	5.750	10-15-25		1,255,000	1,352,679
U.S. Cellular Corp. (B)	6.700	12-15-33		1,395,000	1,733,288
Consumer discretionary 19.3%					31,877,040
Auto components 0.8%
The Goodyear Tire & Rubber Company (A)	5.000	07-15-29		550,000	578,584
The Goodyear Tire & Rubber Company (B)(C)	5.250	04-30-31		650,000	688,311
Automobiles 4.6%
Ford Motor Company (B)(C)	4.750	01-15-43		683,000	749,791
General Motors Company (B)	5.400	10-02-23		1,150,000	1,261,247
General Motors Company (B)	6.750	04-01-46		1,500,000	2,185,686
General Motors Company (B)	6.800	10-01-27		734,000	934,163
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (D)	5.700	09-30-30		1,000,000	1,141,310
Nissan Motor Company, Ltd. (A)	4.345	09-17-27		1,000,000	1,110,719
Tesla, Inc. (A)(B)(C)	5.300	08-15-25		300,000	307,833
Diversified consumer services 1.8%
Garda World Security Corp. (A)	4.625	02-15-27		750,000	752,790
Sotheby’s (A)(B)(C)	7.375	10-15-27		780,000	833,157
Stena International SA (A)	6.125	02-01-25		800,000	830,000
StoneMor, Inc. (A)	8.500	05-15-29		530,000	531,426
Hotels, restaurants and leisure 8.4%
Affinity Gaming (A)	6.875	12-15-27		1,000,000	1,060,300
Bally’s Corp. (A)	6.750	06-01-27		1,680,000	1,814,400
Caesars Resort Collection LLC (A)	5.750	07-01-25		280,000	294,350
CEC Entertainment LLC (A)	6.750	05-01-26		430,000	430,086
Dave & Buster’s, Inc. (A)	7.625	11-01-25		400,000	423,348
Everi Holdings, Inc. (A)	5.000	07-15-29		180,000	184,050
Expedia Group, Inc. (B)	4.625	08-01-27		815,000	929,952
Expedia Group, Inc. (B)(C)	5.000	02-15-26		1,000,000	1,139,408
Full House Resorts, Inc. (A)	8.250	02-15-28		670,000	725,007
Jacobs Entertainment, Inc. (A)	7.875	02-01-24		1,261,000	1,313,016
Life Time, Inc. (A)	5.750	01-15-26		600,000	610,482
Marriott Ownership Resorts, Inc. (A)	6.125	09-15-25		390,000	412,425
MGM Resorts International	6.000	03-15-23		610,000	644,313
Mohegan Gaming & Entertainment (A)	8.000	02-01-26		640,000	666,342
New Red Finance, Inc. (A)	4.375	01-15-28		585,000	593,073
Travel + Leisure Company (A)	4.625	03-01-30		639,000	659,921
Travel + Leisure Company	6.600	10-01-25		1,190,000	1,332,800
Travel + Leisure Company (A)	6.625	07-31-26		465,000	519,056
Waterford Gaming LLC (A)(E)(F)	8.625	09-15-14		363,162	0
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	180,000	$186,064
Household durables 0.4%
Taylor Morrison Communities, Inc. (A)	5.125	08-01-30	600,000	652,500
Multiline retail 1.7%
Macy’s, Inc. (A)	8.375	06-15-25	700,000	763,000
Nordstrom, Inc. (B)(C)	4.250	08-01-31	500,000	521,875
Nordstrom, Inc. (B)(C)	5.000	01-15-44	1,500,000	1,492,480
Specialty retail 1.4%
Lithia Motors, Inc. (A)(B)(C)	3.875	06-01-29	550,000	579,161
Lithia Motors, Inc. (A)	4.375	01-15-31	675,000	736,155
The Michaels Companies, Inc. (A)	5.250	05-01-28	905,000	936,675
Textiles, apparel and luxury goods 0.2%
Hanesbrands, Inc. (A)	5.375	05-15-25	335,000	351,784
Consumer staples 1.9%				3,118,773
Food products 1.6%
JBS USA Food Company (A)	5.750	01-15-28	570,000	600,780
Kraft Heinz Foods Company	6.750	03-15-32	1,098,000	1,504,726
Post Holdings, Inc. (A)(B)	5.625	01-15-28	510,000	536,775
Household products 0.3%
Edgewell Personal Care Company (A)(B)(C)	5.500	06-01-28	450,000	476,492
Energy 16.4%				27,064,621
Energy equipment and services 1.5%
CSI Compressco LP (A)(B)(C)	7.500	04-01-25	500,000	500,795
CSI Compressco LP (A)	7.500	04-01-25	380,000	380,604
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (A)	10.000	04-01-26	1,215,429	1,118,195
Transocean, Inc. (A)	8.000	02-01-27	655,000	482,879
Oil, gas and consumable fuels 14.9%
Antero Midstream Partners LP (A)(B)	5.375	06-15-29	425,000	436,450
Antero Resources Corp. (B)(C)	5.000	03-01-25	735,000	747,863
Antero Resources Corp. (A)(B)(C)	5.375	03-01-30	170,000	172,975
Antero Resources Corp. (A)	7.625	02-01-29	634,000	694,832
Calumet Specialty Products Partners LP	7.750	04-15-23	700,000	693,000
Cenovus Energy, Inc.	6.750	11-15-39	295,000	402,424
Cheniere Energy Partners LP	4.500	10-01-29	1,620,000	1,747,575
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (D)	7.375	12-15-22	700,000	680,425
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)	5.850	05-21-43	560,000	518,000
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (B)	5.750	07-15-80	250,000	282,503
Energy Transfer LP (B)(C)	4.200	04-15-27	1,000,000	1,117,000
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	1,285,000	1,328,369
Marathon Petroleum Corp. (B)(C)	4.750	09-15-44	1,500,000	1,803,801
MEG Energy Corp. (A)	5.875	02-01-29	237,000	244,703
New Fortress Energy, Inc. (A)	6.500	09-30-26	1,000,000	1,010,220
Occidental Petroleum Corp. (B)	5.500	12-01-25	450,000	495,000
Occidental Petroleum Corp. (B)(C)	6.375	09-01-28	340,000	396,100
Occidental Petroleum Corp. (B)	6.625	09-01-30	340,000	414,800
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(D)	0.000	08-30-21	100,959	1,011
Parkland Corp. (A)(B)	5.875	07-15-27	1,150,000	1,226,188
Parsley Energy LLC (A)(B)	4.125	02-15-28	1,115,000	1,170,750
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
PBF Holding Company LLC (B)	6.000	02-15-28		886,000	$462,669
PBF Holding Company LLC (B)	7.250	06-15-25		605,000	363,000
Petroleos Mexicanos (B)(C)	6.840	01-23-30		635,000	662,432
Petroleos Mexicanos	7.470	11-12-26	MXN	31,356,000	1,409,789
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (B)(D)	6.125	11-15-22		1,250,000	1,117,188
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27		1,000,000	1,165,671
SM Energy Company (B)(C)	6.750	09-15-26		390,000	387,017
Southwestern Energy Company (B)(C)	8.375	09-15-28		770,000	858,704
Talos Production, Inc.	12.000	01-15-26		660,000	687,641
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27		1,155,000	1,279,048
Venture Global Calcasieu Pass LLC (A)	3.875	08-15-29		605,000	605,000
Financials 23.9%					39,373,396
Banks 15.1%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)(D)	6.100	03-17-25		2,760,000	3,099,287
Barclays PLC (6.125% to 12-15-25, then 5 Year CMT + 5.867%) (B)(C)(D)	6.125	12-15-25		885,000	985,341
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)(C)(D)	7.000	08-16-28		1,205,000	1,451,278
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (B)(C)(D)	5.650	10-06-25		1,000,000	1,120,000
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(B)(C)(D)	7.875	01-23-24		865,000	975,288
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)(C)(D)	8.125	12-23-25		2,495,000	3,035,652
Freedom Mortgage Corp. (A)	6.625	01-15-27		395,000	383,583
Freedom Mortgage Corp. (A)(B)(C)	8.250	04-15-25		709,000	735,588
HSBC Holdings PLC (4.600% to 12-17-30, then 5 Year CMT + 3.649%) (B)(D)	4.600	12-17-30		500,000	513,500
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (B)(C)(D)	6.500	03-23-28		2,080,000	2,371,200
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25		1,410,000	1,574,618
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(D)	6.750	02-01-24		2,500,000	2,761,000
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24		1,165,000	1,314,644
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (D)	6.000	12-29-25		800,000	889,000
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)(D)	7.375	09-13-21		1,970,000	1,979,476
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)(C)(D)	5.875	06-15-25		1,565,000	1,772,363
Capital markets 1.0%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year ICE Swap Rate + 4.332%) (A)(D)	7.250	09-12-25		1,500,000	1,690,126
Consumer finance 4.5%
Ally Financial, Inc. (B)(C)	5.800	05-01-25		2,000,000	2,325,733
Avation Capital SA (8.250% Cash or 9.000% PIK) (A)	8.250	10-31-26		732,534	597,015
Enova International, Inc. (A)	8.500	09-01-24		465,000	476,625
Enova International, Inc. (A)	8.500	09-15-25		1,200,000	1,249,500
OneMain Finance Corp. (B)	6.875	03-15-25		1,650,000	1,871,633
OneMain Finance Corp. (B)	7.125	03-15-26		725,000	853,688
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 2.0%
Athene Holding, Ltd. (B)	6.150	04-03-30	1,500,000	$1,925,206
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) (B)(C)	3.700	10-01-50	600,000	634,189
SBL Holdings, Inc. (A)(B)	5.000	02-18-31	587,000	632,792
Mortgage real estate investment trusts 0.9%
Starwood Property Trust, Inc. (B)	5.000	12-15-21	970,000	972,425
Starwood Property Trust, Inc. (A)	5.500	11-01-23	500,000	524,375
Thrifts and mortgage finance 0.4%
PennyMac Financial Services, Inc. (A)(B)	4.250	02-15-29	680,000	658,271
Health care 8.0%				13,261,943
Health care providers and services 5.0%
Centene Corp.	2.625	08-01-31	726,000	726,000
Centene Corp.	3.000	10-15-30	980,000	1,018,357
Centene Corp.	3.375	02-15-30	515,000	537,289
Centene Corp.	4.625	12-15-29	400,000	438,380
Centene Corp. (A)	5.375	06-01-26	1,000,000	1,041,700
DaVita, Inc. (A)	3.750	02-15-31	440,000	426,699
Encompass Health Corp. (B)(C)	4.750	02-01-30	600,000	640,500
HCA, Inc. (B)(C)	5.250	04-15-25	1,000,000	1,147,497
HCA, Inc. (B)	5.500	06-15-47	1,760,000	2,340,853
Pharmaceuticals 3.0%
Bausch Health Americas, Inc. (A)	9.250	04-01-26	1,000,000	1,082,500
Bausch Health Companies, Inc. (A)	4.875	06-01-28	1,700,000	1,754,128
Bausch Health Companies, Inc. (A)	7.000	01-15-28	900,000	945,000
Jazz Securities DAC (A)	4.375	01-15-29	378,000	393,982
Organon & Company (A)(B)	4.125	04-30-28	750,000	769,058
Industrials 17.1%				28,146,442
Aerospace and defense 1.2%
Bombardier, Inc. (A)	7.125	06-15-26	570,000	592,789
Bombardier, Inc. (A)(B)(C)	7.875	04-15-27	1,380,000	1,428,645
Air freight and logistics 0.3%
Watco Companies LLC (A)	6.500	06-15-27	450,000	481,122
Airlines 4.1%
American Airlines 2013-1 Class A Pass Through Trust	4.000	07-15-25	403,499	391,394
American Airlines Group, Inc. (A)(B)(C)	5.000	06-01-22	900,000	897,750
American Airlines, Inc. (A)(B)	11.750	07-15-25	1,100,000	1,375,000
Delta Air Lines, Inc. (A)(B)	7.000	05-01-25	1,000,000	1,176,250
Delta Air Lines, Inc. (B)(C)	7.375	01-15-26	900,000	1,059,490
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27	454,463	503,318
United Airlines 2020-1 Class B Pass Through Trust (B)	4.875	01-15-26	374,634	391,025
United Airlines, Inc. (A)	4.625	04-15-29	825,000	848,719
Virgin Australia Holdings Pty, Ltd. (A)(E)	8.125	11-15-24	1,100,000	104,500
Building products 0.3%
Builders FirstSource, Inc. (A)	5.000	03-01-30	370,000	393,588
Commercial services and supplies 2.0%
Allied Universal Holdco LLC (A)	6.625	07-15-26	1,100,000	1,164,625
APX Group, Inc. (A)	5.750	07-15-29	665,000	667,673
Cimpress PLC (A)	7.000	06-15-26	1,300,000	1,365,000
LSC Communications, Inc. (A)(E)	8.750	10-15-23	2,100,000	63,000
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 2.0%
AECOM	5.125	03-15-27	650,000	$723,125
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29	650,000	667,063
MasTec, Inc. (A)	4.500	08-15-28	450,000	474,534
Picasso Finance Sub, Inc. (A)(B)	6.125	06-15-25	425,000	450,500
Tutor Perini Corp. (A)(B)(C)	6.875	05-01-25	1,000,000	1,032,500
Electrical equipment 0.2%
Atkore, Inc. (A)(B)(C)	4.250	06-01-31	345,000	352,763
Industrial conglomerates 0.5%
General Electric Company (B)(C)	4.350	05-01-50	700,000	862,414
Machinery 0.8%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	625,000	658,594
TK Elevator US Newco, Inc. (A)(B)	5.250	07-15-27	600,000	633,630
Marine 0.3%
Seaspan Corp. (A)(B)	5.500	08-01-29	460,000	458,717
Professional services 0.4%
Nielsen Finance LLC (A)	4.500	07-15-29	700,000	705,247
Road and rail 2.5%
Uber Technologies, Inc. (A)(B)(C)	6.250	01-15-28	1,865,000	2,012,335
Uber Technologies, Inc. (A)	7.500	09-15-27	600,000	655,620
Uber Technologies, Inc. (A)	8.000	11-01-26	1,350,000	1,446,188
Trading companies and distributors 2.5%
Ashland LLC	6.875	05-15-43	845,000	1,081,600
Beacon Roofing Supply, Inc. (A)(B)(C)	4.125	05-15-29	980,000	977,550
Boise Cascade Company (A)	4.875	07-01-30	625,000	661,719
H&E Equipment Services, Inc. (A)	3.875	12-15-28	800,000	793,000
WESCO Distribution, Inc. (A)	7.250	06-15-28	535,000	595,455
Information technology 6.0%				9,905,801
IT services 1.3%
Sabre GLBL, Inc. (A)(B)	9.250	04-15-25	1,000,000	1,170,000
Sixsigma Networks Mexico SA de CV (A)(B)(C)	7.500	05-02-25	725,000	681,573
Square, Inc. (A)(B)	3.500	06-01-31	325,000	337,704
Software 0.2%
BY Crown Parent LLC (A)	4.250	01-31-26	305,000	320,250
Technology hardware, storage and peripherals 4.5%
Dell International LLC (B)	8.350	07-15-46	1,600,000	2,619,116
Seagate HDD Cayman (B)	4.875	06-01-27	549,000	612,135
Seagate HDD Cayman (B)(C)	5.750	12-01-34	1,700,000	2,009,604
Xerox Corp.	6.750	12-15-39	650,000	731,250
Xerox Holdings Corp. (A)	5.500	08-15-28	1,350,000	1,424,169
Materials 7.1%				11,774,112
Chemicals 2.7%
Orbia Advance Corp. SAB de CV (A)	5.500	01-15-48	835,000	993,650
The Chemours Company (A)	5.750	11-15-28	1,500,000	1,591,875
The Scotts Miracle-Gro Company (B)	4.500	10-15-29	720,000	750,694
Trinseo Materials Operating SCA (A)	5.125	04-01-29	1,100,000	1,119,250
Containers and packaging 0.9%
Owens-Brockway Glass Container, Inc. (A)(B)(C)	6.625	05-13-27	750,000	810,000
Sealed Air Corp. (A)(B)	6.875	07-15-33	500,000	640,000
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 3.5%
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	1,400,000	$1,517,250
Freeport-McMoRan, Inc.	4.250	03-01-30	550,000	593,313
Freeport-McMoRan, Inc.	5.450	03-15-43	1,100,000	1,413,984
Novelis Corp. (A)	3.250	11-15-26	440,000	446,600
Novelis Corp. (A)(B)	4.750	01-30-30	810,000	862,496
QVC, Inc. (B)	5.950	03-15-43	1,000,000	1,035,000
Real estate 2.6%				4,352,813
Equity real estate investment trusts 1.5%
GLP Capital LP	5.375	04-15-26	815,000	943,265
Trust Fibra Uno	6.390	01-15-50	1,000,000	1,189,630
VICI Properties LP (A)(B)(C)	4.625	12-01-29	350,000	374,500
Real estate management and development 1.1%
Realogy Group LLC (A)(B)	5.750	01-15-29	690,000	723,638
WeWork Companies, Inc. (A)	7.875	05-01-25	1,100,000	1,121,780
Utilities 5.5%				9,065,571
Electric utilities 2.5%
Instituto Costarricense de Electricidad (A)	6.375	05-15-43	1,595,000	1,395,641
NRG Energy, Inc. (A)(B)	3.375	02-15-29	275,000	273,625
NRG Energy, Inc. (A)(B)(C)	3.625	02-15-31	430,000	433,225
NRG Energy, Inc. (B)	6.625	01-15-27	1,100,000	1,138,720
Vistra Operations Company LLC (A)(B)	5.500	09-01-26	900,000	927,000
Gas utilities 1.2%
AmeriGas Partners LP (B)	5.750	05-20-27	1,000,000	1,127,500
NGL Energy Operating LLC (A)	7.500	02-01-26	749,000	769,598
Independent power and renewable electricity producers 0.4%
Clearway Energy Operating LLC (A)	4.750	03-15-28	650,000	689,000
Multi-utilities 1.4%
Berkshire Hathaway Energy Company (B)(C)	4.050	04-15-25	895,000	996,306

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)(D)	4.875	10-15-25	1,205,000	1,314,956
Convertible bonds 0.5% (0.3% of Total investments)				$779,850
(Cost $705,674)
Information technology 0.5%				779,850
IT services 0.5%

Sabre GLBL, Inc.	4.000	04-15-25	450,000	779,850

Term loans (G) 5.7% (3.7% of Total investments)				$9,409,478
(Cost $9,530,122)
Communication services 0.6%				1,028,170
Entertainment 0.3%
Playtika Holding Corp., 2021 Term Loan (1 month LIBOR + 2.750%)	2.842	03-13-28	543,638	539,223
Media 0.3%
Hoya Midco LLC, 2017 1st Lien Term Loan (1 month LIBOR + 3.500%)	4.500	06-30-24	492,746	488,947
Consumer discretionary 2.5%				4,092,092
Auto components 0.5%
American Tire Distributors, Inc., 2015 Term Loan (1 and 3 month LIBOR + 7.500%)	8.500	09-02-24	812,348	811,479
Diversified consumer services 1.0%
Sotheby’s, Term Loan B (3 month LIBOR + 4.750%)	5.500	01-15-27	1,688,692	1,687,983
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.0%
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (H)	TBD	05-19-28	1,000,000	$996,000
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%)	5.750	12-16-24	597,748	596,630
Energy 0.3%				442,292
Oil, gas and consumable fuels 0.3%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan (3 month LIBOR + 9.000%)	10.000	11-01-25	405,000	442,292
Health care 0.5%				804,504
Health care providers and services 0.5%
US Renal Care, Inc., 2021 Term Loan B (1 month LIBOR + 5.500%)	6.500	06-26-26	800,000	804,504
Industrials 0.0%				0
Airlines 0.0%
Global Aviation Holdings, Inc., PIK, 2nd Lien Term Loan (E)(F)	0.000	07-13-21	51,038	0
Global Aviation Holdings, Inc., PIK, 3rd Lien Term Loan (E)(F)	0.000	03-13-22	514,063	0
Information technology 1.8%				3,042,420
Software 1.3%
Grab Holdings, Inc., Term Loan B (6 month LIBOR + 4.500%)	5.500	01-29-26	2,149,613	2,160,361
Technology hardware, storage and peripherals 0.5%

Vericast Corp., Term Loan B7 (3 month LIBOR + 4.750%)	5.750	11-03-23	965,846	882,059

Collateralized mortgage obligations 0.1% (0.1% of Total investments)				$101,687
(Cost $103,688)
Commercial and residential 0.1%				85,080
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	2,141,617	22,383
Series 2007-4, Class ES IO	0.350	07-19-47	2,354,593	31,406
Series 2007-6, Class ES IO (A)	0.343	08-19-37	2,217,019	31,291
U.S. Government Agency 0.0%				16,607
Government National Mortgage Association
Series 2012-114, Class IO	0.692	01-16-53	730,365	16,607
Asset backed securities 0.0% (0.0% of Total investments)				$15,408
(Cost $16,043)
Asset backed securities 0.0%				15,408
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	15,709	15,408

	Shares	Value
Common stocks 1.0% (0.6% of Total investments)		$1,584,932
(Cost $2,128,662)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (F)(I)	34,014	0
Industrials 0.0%		0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (F)(I)	82,159	0
Utilities 1.0%		1,584,932
Multi-utilities 1.0%
Algonquin Power & Utilities Corp.	20,000	1,051,376

Dominion Energy, Inc.	5,350	533,556
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Shares	Value

Preferred securities 5.7% (3.8% of Total investments)		$9,406,978
(Cost $8,056,960)
Communication services 0.5%		859,860
Media 0.5%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	686	859,860
Energy 0.6%		998,184
Oil, gas and consumable fuels 0.6%
Energy Transfer LP (7.600% to 5-15-24, then 3 month LIBOR + 5.161%) (B)(C)	39,800	998,184
Financials 0.1%		81,115
Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.941% (B)(C)(J)	3,046	81,115
Information technology 1.6%		2,625,378
Semiconductors and semiconductor equipment 1.6%
Broadcom, Inc., 8.000%	1,700	2,625,378
Utilities 2.9%		4,842,441
Electric utilities 1.5%
American Electric Power Company, Inc., 6.125%	25,450	1,350,632
NextEra Energy, Inc., 6.219%	13,533	702,227
The Southern Company, 6.750%	8,309	430,822
Gas utilities 0.6%
UGI Corp., 7.250% (B)(C)	10,000	1,066,000
Multi-utilities 0.8%
DTE Energy Company, 6.250%	25,200	1,292,760

Warrants 0.0% (0.0% of Total investments)		$7,956
(Cost $0)
Avation Capital SA (I)(K)	12,775	7,956

	Par value^	Value
Short-term investments 2.5% (1.6% of Total investments)		$4,124,000
(Cost $4,124,000)
Repurchase agreement 2.5%		4,124,000
Repurchase Agreement with State Street Corp. dated 7-30-21 at 0.000% to be repurchased at $4,124,000 on 8-2-21, collateralized by $4,102,100 U.S. Treasury Notes, 1.375% due 2-15-23 (valued at $4,206,487)	4,124,000	4,124,000

Total investments (Cost $237,636,938) 152.2%	$251,179,142
Other assets and liabilities, net (52.2%)	(86,100,165)
Total net assets 100.0%	$165,078,977

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $115,593,159 or 70.0% of the fund’s net assets as of 7-31-21.
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-21 was $103,423,188. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $41,259,970.
(C)	All or a portion of this security is on loan as of 7-31-21, and is a component of the fund’s leverage under the Liquidity Agreement.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Non-income producing security.
(J)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(K)	Strike price and/or expiration date not available.
The fund had the following country composition as a percentage of total investments on 7-31-21:
United States	74.0%
Mexico	3.6%
Canada	3.2%
France	3.0%
Luxembourg	2.8%
Japan	2.7%
United Kingdom	2.4%
Ireland	1.2%
Cayman Islands	1.0%
Other countries	6.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	11

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	3,191,737	MXN	64,274,056	SSB	9/15/2021	—	$(18,534)
						—	$(18,534)

Derivatives Currency Abbreviations
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
12	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$2,986,267	—	$2,986,267	—
Foreign government obligations	560,325	—	560,325	—
Corporate bonds	222,202,261	—	222,202,261	—
Convertible bonds	779,850	—	779,850	—
Term loans	9,409,478	—	9,409,478	—
Collateralized mortgage obligations	101,687	—	101,687	—
Asset backed securities	15,408	—	15,408	—
Common stocks	1,584,932	$1,584,932	—	—
Preferred securities	9,406,978	8,547,118	859,860	—
Warrants	7,956	—	7,956	—
Short-term investments	4,124,000	—	4,124,000	—
Total investments in securities	$251,179,142	$10,132,050	$241,047,092	—
Derivatives:
Liabilities
Forward foreign currency contracts	$(18,534)	—	$(18,534)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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